CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents (Note 4)	$ 35,747,049	$ 9,350,892
Marketable securities (Notes 5 and 6)	541,216	180,986
Deposits, advances and other	153,916	590,250
Total current assets	36,442,181	10,122,128
Property, plant and equipment, net (Note 7)	12,046,496	12,258,599
Total assets	48,488,677	22,380,727
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	691,409	1,549,905
Accrued interest	2,379	2,388
Total current liabilities	693,788	1,552,293
Convertible notes and interest notes (Note 11)	43,968,020	39,671,870
Other (Note 11)	1,012,491	1,012,491
Total liabilities	45,674,299	42,236,654
SHAREHOLDERS' EQUITY
Common shares (Note 12)	342,190,645	290,467,418
Contributed Surplus (Note 11)	25,723,900	30,435,625
Stock options (Note 10)	17,353,725	20,523,325
Accumulated deficit	(382,897,065)	(361,351,373)
Accumulated other comprehensive income	443,173	69,078
Total shareholders' equity (deficit)	2,814,378	(19,855,927)
Total liabilities and shareholders' equity	$ 48,488,677	$ 22,380,727